Stockbased Compensation Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Service Share-based Compensation Aggregate Disclosures [Line Items]
Stock Option Awards	$ 48.7	$ 41.6	$ 35.6
Restricted Share/Unit Awards	33.1	25.4	20.8
Total Stock-based Compensation Expense	81.8	67.0	56.4
Excess income tax benefits from stock-based compensation plans recognized in equity	10.9	(1.6)	25.1
Stock Options
Employee Service Share-based Compensation Aggregate Disclosures [Line Items]
Typical vesting period for stock-based awards	3-5 years
Typical term of stock-based awards	7-10 years
Unrecognized Compensation Costs On Nonvested Awards	81
Unrecognized Compensation Costs On Nonvested Awards Weighted Average Period Of Recognition	2.7
Unrecognized Compensation Costs on Nonvested Awards, Latest Year of Recognition	2015
Restricted Shares/Units
Employee Service Share-based Compensation Aggregate Disclosures [Line Items]
Unrecognized Compensation Costs On Nonvested Awards	$ 44
Unrecognized Compensation Costs On Nonvested Awards Weighted Average Period Of Recognition	2.4
Unrecognized Compensation Costs on Nonvested Awards, Latest Year of Recognition	2015